Tax matters - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	30.00%	30.00%	30.00%
Consolidated profit (loss) before tax	€ 14,201	€ 12,091	€ 10,768
Income tax at tax rate applicable in Spain	4,260	3,628	3,230
By the effect of application of the various tax rates applicable in each country	509	539	312
Effect of profit or loss of associates and joint ventures	(221)	(211)	(133)
Effect of deduction of goodwill in Brazil		(164)	(184)
Effect of reassessment of deferred taxes		(282)	(20)
Permanent differences	338	374	77
Current income tax	€ 4,886	€ 3,884	€ 3,282
Effective tax rate (as a percent)	34.40%	32.12%	30.48%
Current taxes	€ 4,763	€ 3,777	€ 1,493
Deferred taxes	(123)	(107)	(1,789)
Taxes paid in the year	3,342	4,137	2,872
Aggregate continuing and discontinued operations [member]
Consolidated profit (loss) before tax
Consolidated profit (loss) before tax	€ 14,201	12,091	10,768
BRAZIL
Consolidated profit (loss) before tax
Tax rate applicable in Spain (as a percent)	25.00%
By the effect of application of the various tax rates applicable in each country	€ 719	656	396
Effective tax rate (as a percent)	40.00%
UK
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	€ (99)	(78)	(63)
UNITED STATES
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	(57)	68	94
CHILE
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country	€ (35)	€ (48)	€ (54)